Inventories, Net Of Customer Advances (Tables)	12 Months Ended
Dec. 31, 2017
Inventory, Net [Abstract]
Schedule Of Inventories

	December 31,
	2017	2016
Cost incurred on long-term contracts in progress	$612,763	$650,721
Raw materials	342,274	310,780
Advances to suppliers and subcontractors	57,726	52,728
	1,012,763	1,014,229
Less -
Cost incurred on contracts in progress deducted from customer advances	34,523	65,032
Advances received from customers (*)	52,596	65,418
Provision for losses on long-term contracts	22,690	43,513
	$902,954	$840,266

(*)
The Company has transferred legal title of inventories to certain customers as collateral for advances received. Advances are allocated to the relevant inventories on a per-project basis. In cases where advances are in excess of the inventories, the net amount is presented in customer advances (see Note 14).